CONVERTIBLE DEBT (Details 4) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Change Convertible Security Balance [Roll Forward]
Balance at end	$ 4,827
Secured Convertible Security [Member]
Change Convertible Security Balance [Roll Forward]
Balance at beginning	5,991	$ 4,500
Conversions	(983)	(638)
Change in fair market value	(181)	2,129
Balance at end	$ 4,827	$ 5,991